SHARE CAPITAL AND SHARE-BASED PAYMENTS (Details 1)	12 Months Ended
	Jan. 31, 2018 $ / shares shares	Jan. 31, 2018 $ / shares shares	Jan. 31, 2017 shares
Disclosure of continuing involvement in derecognised financial assets [line items]
Exercise Price | $ / shares		$ 0.355
Warrants [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Share purchase warrants outstanding and exercisable | shares	3,484,500	3,484,500	7,649,500
Warrants [Member] | September 10, 2017 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Expiry Date	Sep. 10, 2017	Sep. 10, 2017
Exercise Price | $ / shares		$ 0.10
Share purchase warrants outstanding and exercisable | shares			2,500,000
Warrants [Member] | July 17, 2018 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Expiry Date	Jul. 17, 2018	Jul. 17, 2018
Exercise Price | $ / shares	$ 0.15
Share purchase warrants outstanding and exercisable | shares	3,484,500	3,484,500	3,649,500
Warrants [Member] | January 14, 2018 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Expiry Date	Jan. 14, 2018	Jan. 14, 2018
Exercise Price | $ / shares		$ 0.10
Share purchase warrants outstanding and exercisable | shares			1,500,000